Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Aug. 29, 2023	Jun. 30, 2023	Jun. 30, 2022	Oct. 27, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 16, 2016	Jun. 30, 2016	Jun. 30, 2015
C000211588
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Value - Retail
Account Value	$ 19,001	$ 17,355		$ 16,344	$ 14,907		$ 17,809	$ 11,909	$ 13,625		$ 12,955	$ 11,220		$ 9,517	$ 10,000
C000211587
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Value - Inst
Account Value	$ 481,674	438,986		412,652	376,023		449,055	299,697	342,658		325,323	281,337		238,288	250,000
C000134695
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Growth - Retail
Account Value	$ 25,773	24,041		21,957	19,547		28,121	17,689	15,642		14,396	11,359		8,776	10,000
C000134696
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Growth - Inst
Account Value	$ 655,806	610,557		556,940	494,954		710,664	446,605	394,228		361,806	285,289		220,055	250,000
C000216810
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Core - Retail
Account Value	$ 23,378	22,608		19,879	17,186		20,255	13,609	13,432		12,888	11,113		9,420	10,000
C000216811
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Small Cap Core - Inst
Account Value	$ 593,092	573,572		503,214	434,508		511,248	342,888	337,808		323,657	278,665		235,849	250,000
C000211581
Account Value [Line Items]
Line Graph and Table Measure Name	SBH All Cap - Retail
Account Value	$ 27,151	25,096		21,415	19,158		21,846	15,334	13,927		12,512	11,288		9,992	10,000
C000211582
Account Value [Line Items]
Line Graph and Table Measure Name	SBH All Cap - Inst
Account Value	$ 684,622	632,865		539,611	482,716		550,395	386,128	350,260		314,217	283,057		250,177	250,000
C000211583
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Emerging Markets - Retail
Account Value	$ 18,607	16,194		12,883	11,912		15,044	10,654	11,749		11,837	11,011		8,708	10,000
C000211584
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Emerging Markets - Inst
Account Value	$ 473,896	411,667		327,266	301,760		380,671	269,178	296,374		297,889	276,632		217,981	250,000
C000211585
Account Value [Line Items]
Line Graph and Table Measure Name	SBH International Small Cap - Retail
Account Value	$ 17,310	13,427		11,524	10,193		12,524	8,891	10,627		12,326	11,747		9,471	10,000
C000211586
Account Value [Line Items]
Line Graph and Table Measure Name	SBH International Small Cap - Inst
Account Value	$ 440,726	341,842		292,815	258,600		317,445	224,963	268,399		310,211	295,061		237,209	250,000
C000246766
Account Value [Line Items]
Line Graph and Table Measure Name	SBH International Equity - Retail
Account Value	$ 14,159	11,403		9,957	8,364	$ 10,000
C000246765
Account Value [Line Items]
Line Graph and Table Measure Name	SBH International Equity - Inst
Account Value	$ 356,021	286,198		249,516	209,297	250,000
C000018316
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Global All Cap - Retail
Account Value	$ 24,096	21,281		18,109	15,137		17,558	13,352	13,804		12,475	12,125		10,698	10,000
C000052675
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Global All Cap - Inst
Account Value	$ 610,283	538,786		457,691	382,279		442,663	335,920	347,276		313,310	304,198		267,843	250,000
C000206635
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Short Term Plus - Retail
Account Value	$ 11,788	11,103		10,534	10,292		10,617	10,447	10,242	$ 10,000
C000206636
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Short Term Plus - Inst
Account Value	$ 296,322	279,179		264,676	258,112		266,001	261,582	256,131	250,000
C000018311
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Plus Bond - Retail
Account Value	$ 12,596	11,894		11,414	11,299		12,704	12,444	11,526		10,734	10,687		10,568	10,000
C000052673
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Plus Bond - Inst
Account Value	$ 319,528	301,405		289,016	285,310		320,391	313,308	290,031		269,490	267,902		264,485	250,000
C000018320
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Quality High Yield - Retail
Account Value	$ 15,658	14,502		13,284	12,345		13,877	12,546	12,283		11,445	11,339		10,426	10,000
C000052678
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Quality High Yield - Inst
Account Value	$ 397,628	367,770		336,418	311,897		350,169	316,507	309,062		287,863	284,620		260,750	250,000
C000176020
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Municipal Opportunities - Retail
Account Value	$ 12,739	12,300		11,792	11,713		12,971	12,232	11,662		11,024	10,649	$ 10,000
C000176021
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Municipal Opportunities - Inst
Account Value	$ 322,505	310,944		297,953	295,515		326,455	307,681	292,591		276,387	266,599	250,000
C000018312
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Colorado Tax Free - Retail
Account Value	$ 11,940	11,754		11,280	11,359		12,350	11,808	11,368		10,759	10,586		10,658	10,000
C000169263
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Colorado Tax Free - Inst
Account Value	$ 302,306	297,495		284,860	286,431		311,146	296,865	285,490		269,730	265,042		266,447	250,000
C000244704
Account Value [Line Items]
Line Graph and Table Measure Name	Barrett Growth
Account Value	$ 33,642	31,350		23,600	19,576		23,769	17,630	15,373		13,521	11,389		9,959	10,000
C000244699
Account Value [Line Items]
Line Graph and Table Measure Name	Barrett Opportunity
Account Value	$ 27,070	25,783		20,680	18,438		18,195	13,728	14,341		14,235	13,147		10,691	10,000
C000243104
Account Value [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF
Account Value	$ 12,886	11,911	$ 10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335		23,825	20,029		23,253	16,130	15,141		13,893	12,104		10,214	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 845,552	733,376		595,635	500,729		581,334	403,244	378,528		347,329	302,609		255,346	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335		23,825	20,029		23,253	16,130	15,141		13,893	12,104		10,214	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 845,552	733,376		595,635	500,729		581,334	403,244	378,528		347,329	302,609		255,346	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335		23,825	20,029		23,253	16,130	15,141		13,893	12,104		10,214	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 845,552	733,376		595,635	500,729		581,334	403,244	378,528		347,329	302,609		255,346	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335		23,825	20,029		23,253	16,130	15,141		13,893	12,104		10,214	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 845,552	733,376		595,635	500,729		581,334	403,244	378,528		347,329	302,609		255,346	250,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 18,210	15,455		13,852	12,316		15,367	11,202	11,759		11,729	10,886		9,039	10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 455,247	386,372		346,289	307,895		384,182	280,062	293,985		293,220	272,141		225,968	250,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 18,210	15,455		13,852	12,316		15,367	11,202	11,759		11,729	10,886		9,039	10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 455,247	386,372		346,289	307,895		384,182	280,062	293,985		293,220	272,141		225,968	250,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 11,823	10,035		8,994	7,997	10,000
MSCI ACWI ex-USA IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Account Value	$ 295,587	250,867		224,842	199,913	250,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,533	23,683		19,704	16,626		19,409	13,959	13,573		12,765	11,491		9,722	10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 688,330	592,070		492,602	415,662		485,234	348,978	339,330		319,127	287,276		243,051	250,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,228	10,585		10,313	10,411		11,605	11,644	10,708	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 280,696	264,617		257,834	260,275		290,136	291,106	267,709	250,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222		10,934	11,038		12,304	12,345	11,353		10,525	10,567		10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 297,594	280,548		273,356	275,944		307,603	308,631	283,826		263,120	264,170		265,003	250,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222		10,934	11,038		12,304	12,345	11,353		10,525	10,567		10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 297,594	280,548		273,356	275,944		307,603	308,631	283,826		263,120	264,170		265,003	250,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,128	11,995		11,621	11,263		12,318	11,826	11,322		10,611	10,447	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 303,208	299,872		290,537	281,565		307,962	295,646	283,055		265,266	261,179	250,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,437	12,300		11,917	11,549		12,632	12,126	11,610		10,880	10,713		10,765	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 310,916	307,495		297,923	288,723		315,791	303,162	290,250		272,009	267,819		269,131	250,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204		25,053	20,948		23,436	16,645	15,483		14,023	12,260		10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204		25,053	20,948		23,436	16,645	15,483		14,023	12,260		10,399	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,021	12,160	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 19,158	18,153		16,370	15,442		18,445	10,645	12,899		13,757	12,163		9,742	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 478,950	453,829		409,239	386,047		461,120	266,113	322,471		343,916	304,083		243,545	250,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 19,926	18,159		16,639	14,038		21,087	13,932	13,464		13,530	11,103		8,925	10,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 498,148	453,985		415,979	350,943		527,185	348,299	336,590		338,248	277,566		223,121	250,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	18,479		16,790	14,951		19,987	12,335	13,211		13,663	11,621		9,327	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 497,457	461,972		419,760	373,763		499,666	308,387	330,267		341,571	290,536		233,174	250,000
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 16,003	13,881		12,334	12,121		16,224	11,514	11,918		11,775	10,883		8,795	10,000
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 400,075	347,028		308,339	303,035		405,591	287,848	297,942		294,386	272,069		219,863	250,000
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Account Value	$ 18,792	15,345		14,237	12,922		16,998	12,057	12,496		13,343	11,866		9,633	10,000
MSCI EAFE SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Account Value	$ 469,801	383,626		355,920	323,049		424,940	301,413	312,409		333,578	296,649		240,829	250,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 12,538	10,650		9,549	8,039	10,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 313,452	266,253		238,713	200,985	$ 250,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,638	10,985		10,475	10,421		10,806	10,758	10,324	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 290,941	274,631		261,887	260,519		270,147	268,958	258,109	$ 250,000
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Account Value	$ 16,875	15,302		13,856	12,704		14,572	12,634	12,635		11,756	11,456		10,165	10,000
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield - 2% Issuer Capped Index
Account Value	$ 421,878	382,538		346,397	317,589		364,303	315,854	315,863		293,892	286,388		254,137	250,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Account Value	$ 12,115	11,805		11,495	11,184		11,965	11,608	11,142		10,499	10,394	10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Account Value	$ 302,885	295,113		287,375	279,596		299,129	290,196	278,560		262,478	259,860	$ 250,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Account Value	$ 12,351	12,034		11,718	11,401		12,198	11,833	11,359		10,703	10,596		10,613	10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index
Account Value	$ 308,771	300,848		$ 292,960	$ 285,029		$ 304,942	$ 295,835	$ 283,973		$ 267,579	$ 264,909		$ 265,313	$ 250,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,146	$ 12,230	$ 10,000